Financial Instruments - Derivatives by Balance Sheet Location (Details) - Cash Flow Hedging - Designated as Hedging Instrument - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 35.6	$ 2.9
Other Current Assets | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	2.9
Other Current Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset	35.6	0.0
Other Non-current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	41.1
Other Non-current Assets | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	0.0
Other Non-current Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	41.1
Other Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability	2.8	0.1
Other Accrued Liabilities | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Liability	2.8	0.1
Other Accrued Liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Liability	$ 0.0	$ 0.0